Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Revenue Disclosure [Abstract]
Deferred Revenue

	2017	2016
Deferred revenue on time charters	$26,907	$26,879
Deferred interest on lease receivable	355,451	—
Other deferred revenue	1,690	2,828
Deferred revenue	384,048	29,707
Current portion	(55,367)	(28,179)
Deferred revenue	$328,681	$1,528